SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
BASIS OF PRESENTATION

BASIS OF PRESENTATION

The condensed financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").

The accompanying condensed financial statements have been prepared by the Company without audit. In the opinion of management, all adjustments necessary to present the financial position, results of operations and cash flows for the stated periods have been made. Except as described below, these adjustments consist only of normal and recurring adjustments.

Certain information and note disclosures normally included in the Company’s annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. These condensed financial statements should be read in conjunction with a reading of the Company’s audited financial statements and notes thereto for the year ended December 31, 2011, included in this registration statement. Interim results of operations for the six months ended June 30, 2012 are not necessarily indicative of future results for the full year.

USE OF ESTIMATES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reported period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS The Company considers all highly liquid investments with an original term of three months or less to be cash equivalents.
ACCOUNTS RECEIVABLE

ACCOUNTS RECEIVABLE

The Company records accounts receivable from amounts due from its processors. The Company charges certain merchants for processing services at a bundled rate based on a percentage of the dollar amount of each transaction and, in some instances, additional fees are charged for each transaction. The Company charges other merchant customers a flat fee per transaction, and may also charge miscellaneous fees to customers, including fees for returns, monthly minimums, and other miscellaneous services. All the charges and collections thereon flow through the processors who then remit the fee due the Company within the month following the actual charges.

MARKETABLE SECURITIES

MARKETABLE SECURITES

The Company’s marketable securities consist solely of 10,000,000 shares of Mediswipe, Inc.’s common stock, issued to the Company in connection with the Company’s formation in 2010. The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity. Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred. There were no realized gains or losses for the nine months ended September 30, 2012 and 2011. The aggregate fair value of the Company’s holdings in Mediswipe’s common stock totaled $24,000 and $38,000 as of September 30, 2012 and December 31, 2011, respectively.

The following summarizes the carrying value of marketable securities as of September 30, 2012 and December 31, 2011.

	2012	2011
Beginning fair value	$38,000	$190,000
Unrealized losses included in accumulated other comprehensive income	(14,000)	(152,000)
Net carrying value	$24,000	$38,000

The Company did not purchase or sell any marketable securities during the nine months ended September 30, 2012 and 2011.

MARKETABLE SECURITES – Parent Common Stock

The Company’s marketable securities consist solely of 10,000,000 shares of its Parent’s common stock, issued to the Company in connection with the Company’s formation in 2010. The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ deficiency. Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred. There were no realized gains or losses during the period from February 12, 2010 through December 31, 2010 or for the year ended December 31, 2011. The aggregate fair value of the Company’s holdings in its Parent common stock totaled $36,000 and $136,000 as of December 31, 2011 and 2010, respectively. The following summarizes the activity related to the Company’s marketable securities:

Fair Value Upon Receipt in 2010	$190,000
Net unrealized loss - 2010	(54,000)
Carrying value as of December 31, 2010	136,000
Net unrealized loss - 2011	(98,000)
Carrying value as of December 31, 2011	$ 38,000

The following summarizes the carrying value of marketable securities as of December 31, 2011 and 2010.

	2011	2010
Initial fair value	$190,000	$190,000
Unrealized losses included in accumulated other comprehensive income	(152,000)	(54,000)
Net carrying value	$38,000	$136,000

The Company did not purchase or sell any marketable securities during the period from February 12, 2010 through December 31, 2010 or for the year ended December 31, 2011.

PATENTS

PATENTS

The Company capitalizes legal fees and filing costs associated with the development and filing of its patents.  Patents are generally amortized over an estimated useful life of 15 years using the straight-line method beginning on the grant date.  No amortization expense was recorded during the six months ended June 30, 2012 or the year ended December 31, 2011, as the Company’s patents are still pending as of June 30, 2012.

REVENUE RECOGNITION

REVENUE RECOGNITION

The Company recognizes revenue in accordance with the Securities and Exchange Commission, Staff Accounting Bulletin (SAB) No. 104, “Revenue Recognition” (“SAB No. 104”). SAB 104 clarifies application of generally accepted accounting principles related to revenue transactions. The Company also follows the guidance in EITF Issue No. 00-21, Revenue Arrangements with Multiple Deliverables ("EITF Issue No. 00-21"), in arrangements with multiple deliverables.

The Company recognizes revenues when all of the following criteria are met: (1) persuasive evidence of an arrangement exists, (2) delivery of products and services has occurred, (3) the fee is fixed or determinable and (4) collectability is reasonably assured.

The Company recognizes revenue during the month in which commissions are earned.

FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”).

Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). The Company also considers the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

INCOME TAXES

INCOME TAXES

The Company accounts for income taxes in accordance with ASC 740-10, Income Taxes. The Company recognizes deferred tax assets and liabilities to reflect the estimated future tax effects, calculated at the tax rate expected to be in effect at the time of realization. The Company records a valuation allowance related to a deferred tax asset when it is more likely than not that some portion of the deferred tax asset will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

ASC 740-10 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. The Company classifies interest and penalties as a component of interest and other expenses. To date, the Company has not been assessed, nor has the Company paid, any interest or penalties.

The Company measures and records uncertain tax positions by establishing a threshold for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Only tax positions meeting the more-likely-than-not recognition threshold at the effective date may be recognized or continue to be recognized. The Company’s tax years subsequent to 2005 remain subject to examination by federal and state tax jurisdictions.

The Company accounts for income taxes using SFAS No. 109,  "Accounting for  Income Taxes," which requires  recognition of deferred tax liabilities and  assets for  expected  future  tax  consequences  of events  that have been included in the financial  statements  or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

EARNINGS (LOSS) PER SHARE

EARNINGS (LOSS) PER SHARE

Earnings (loss) per share are computed in accordance with SFAS No. 128, "Earnings per Share". Basic earnings (loss) per share is computed by dividing net income (loss), after deducting preferred stock dividends accumulated during the period, by the weighted-average number of shares of common stock outstanding during each period. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares of common stock, common stock equivalents and other potentially dilutive securities outstanding during the period. Potentially dilutive securities for the six months ended June 30, 2012, consisting of 42,735,043 shares of common stock underlying convertible debt were not included in the calculation of diluted loss per share because their impact was anti-dilutive. There were no potentially dilutive securities outstanding for the six months ended June 30, 2011.

ACCOUNTING FOR STOCK-BASED COMPENSATION

ACCOUNTING FOR STOCK-BASED COMPENSATION

The Company accounts for stock awards issued to non-employees in accordance with ASC 505-50, Equity-Based Payments to Non-Employees. The measurement date is the earlier of (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty's performance is complete. Stock awards granted to non-employees are valued at their respective measurement dates based on the trading price of the Company’s common stock and recognized as expense during the period in which services are provided.

COMPREHENSIVE INCOME

COMPREHENSIVE INCOME

The Company has adopted ASC Topic 220, "Comprehensive Income." This statement establishes standards for reporting comprehensive income and its components in a financial statement. Comprehensive income as defined includes all changes in equity (net assets) during a period from non-owner sources. Items included in the Company’s comprehensive loss consist of unrealized losses on available-for-sale securities.